PREFERRED STOCK	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Preferred Stock [Text Block]
13 — PREFERRED STOCK

In March 2013, by approval of the majority of the shareholders, the Company was authorized to issue 10,000,000 shares of “Blank Check” preferred stock, par value $0.00001 per share. On December 31, 2014, 3,000,000 shares were designated as authorized Series A Convertible Preferred Stock. On February 11, 2015, 3,000,000 shares were designated as authorized Series B Convertible Preferred Stock. On February 24, 2015, 3,000,000 shares were designated as authorized Series C Convertible Preferred Stock. On February 5, 2016, the Company terminated the Series A Preferred Stock and Series C Preferred Stock and increased the number of designated Series B Convertible Preferred Stock to 5,000,000. On April 25, 2016, 5,000,000 shares were designated as authorized Series D Convertible Preferred Stock. On December 6, 2016, we terminated our Series B Preferred Stock and on December 21, 2016, 5,000 shares were designated as authorized Series E Convertible Preferred Stock.

Series A Convertible Preferred Stock

On December 30, 2014, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with 31 Group, LLC (“31 Group”) pursuant to which the Company sold to 31 Group, for a purchase price of $750,000, 750,000 shares of Series A Convertible Preferred Stock, par value $0.00001 per share (the “Series A Preferred Stock”) and warrants (the “Warrants”) to purchase 313 shares of common stock. The Company also issued to 31 Group 28 shares of common stock in consideration of 31 Group’s execution and delivery of the Purchase Agreement (the “Commitment Shares”).

The warrants were exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2,400 per share but was subsequently reduced to $1,380 on June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash. The change in fair value of the warrant liabilities was measured on the date of exercise and was not material to the Company’s results of operations.

Holder Optional Redemption after Maturity Date

At any time from and after the tenth business day prior to the maturity date, December 30, 2015, any holder may require the Company to redeem all or any number of Series A Preferred Stock held by such holder at a purchase price equal to 105% of the conversion amount.

Ranking

The Series A Preferred Stock will rank with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company senior to all of the Company’s common stock and other classes of capital stock, unless the holders of a majority of the outstanding shares of Series A Preferred Stock consent to the creation of parity stock or senior preferred stock.

Liquidation Preference of Series A Preferred Stock

Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, before the payment of any amount to the holder of shares of junior stock, but pari passu with any parity stock, the holders of Series A Preferred Stock are entitled to receive an amount equal to the greater of (i) the stated value of the Series A Preferred Stock or (ii) the amount the holder of Series A Preferred Stock would receive if such holder converted the Series A Preferred Stock into common stock immediately prior to the date of the liquidation event, including accrued and unpaid dividends.

Dividends on Series A Preferred Stock

Holders of Series A Preferred Stock shall be entitled to receive from the first date of issuance of the Series A Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series A Preferred Stock subject to conversion into common stock, as part of the conversion amount.

Redemption of Series A Preferred Stock

Upon the occurrence of certain triggering events as defined in the certificate of designation, the holder of Series A Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series A Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series A Preferred Stock.

Upon the occurrence of a change in control of the Company, a holder of Series A Preferred Stock shall have the right to require the Company to redeem all or any portion of the Series A Preferred Stock at a price equal to 125% of the stated value of the Series A Preferred Stock. In addition, so long as certain conditions do not exist (including the Company shall have timely delivered any Common Stock upon the conversion of the Series A Preferred Stock), then the Company shall have the right to redeem all, but not less than all, of the Series A Preferred Stock outstanding in cash at a price equal to the sum of (i) 125% of the stated value of the Series A Preferred Stock and (ii) all accrued and unpaid dividends thereon.

At any time from and after the tenth (10) business day prior to the date of maturity, a holder of the Series A Preferred Stock may require the Company to redeem all or any number of Series A Preferred Stock shares held by such holder at a purchase price equal to 105% of the conversion amount of such Series A Preferred Stock shares.

Conversion Rights of Preferred Stock

A holder of Series A Preferred Stock shall have the right to convert the Series A Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2,400 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the Common Stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Fundamental Transaction

The Company shall use its commercially reasonable efforts to not enter into a “fundamental transaction” unless the successor entity assumes the obligations of the Company under the Certificate of Designations and the successor entity (including its parent entity) is a publicly traded company whose shares of common stock are quoted or listed on an eligible national securities exchange. Upon a change of control of the Company, a holder of Series A Preferred Stock shall have the right to require the Company to redeem all or any portion of the Series A Preferred Stock at the applicable premium redemption price. A fundamental transaction is a transaction in which (i) the Company, directly or indirectly, in one or more related transactions, (a) consolidates or merges with or into any other entity (except where the Company is the surviving entity), (b) sells, leases, licenses, assigns, transfers, conveys or otherwise disposes of all or substantially all of its properties or assets to any other entity, (c) allows any other entity to make a purchase, tender or exchange offer that is accepted by such holders of more than 50% of the outstanding shares of voting stock of the Company (not including any shares of voting stock of the Company held by the entity making or party to, or associated or affiliated with the entity making or party to, such purchase, tender or exchange offer), or (d) consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with any other entity whereby such other entity acquires more than 50% of the outstanding shares of voting stock of the Company (not including any shares of voting stock of the Company held by the other entity making or party to, or associated or affiliated with the other entity making or party to, such stock or share purchase agreement or other business combination), or (e) reorganizes, recapitalizes or reclassifies the Common Stock (which shall not include a reverse stock split), or (ii) any “person” or “group” (as these terms are used for purposes of Sections 13(d) and 14(d) of the Exchange Act of 1934, as amended, (the “Exchange Act”) and the rules and regulations promulgated thereunder) is or shall become the “beneficial owner” (as defined in Rule 13d-3 under the Exchange Act), directly or indirectly, of 50% of the aggregate ordinary voting power represented by issued and outstanding voting stock of the Company.

Voting Rights

Holders of Series A Preferred Stock shall have no voting rights.

Conversions Series A Preferred Stock

During the year ended December 31, 2015, 750,000 of the Series A Preferred Stock and 52,500 shares of Series A Preferred Stock issued as dividends have been converted into 1,994 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $378,000, and the $150,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $1,011,000 and as result, the Company recorded $483,000 of dividends and deemed dividend.

Series B Convertible Preferred Stock

31 Group LLC Offering

On February 11, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to the 31 Group, 350,000 shares of the Company’s Series B Convertible Preferred Stock, par value $0.00001 per share (the “Series B Preferred Stock”) and warrants to purchase 146 shares of the Company’s common stock for a purchase price of $350,000 (the “Series B Financing”). The Company also issued 21 shares of its common stock with a grant date value of approximately $10,000 in consideration of 31 Group’s execution and delivery of the purchase agreement. The Company incurred costs associated with the offering of $89,000.

The warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2,400 per share and were subsequently lowered to $1,380 as of June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors of the Series B Preferred Stock to lower the exercise price from $2,400 per share to $1,380 per share except for the warrants issued to certain family members of George Schmitt, which retained an exercise price of $2,400 per share (see below). The change in fair value of the warrant liabilities was measured on the date of modification and was not material to the Company’s results of operations.

Liquidation Preference of Series B Preferred Stock

The Series B Preferred Stock rank pari passu with our Series A Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A Preferred Stock except for the following:

Dividends on Series B Preferred Stock

Holders of Series B Preferred Stock shall be entitled to receive from the first date of issuance of the Series B Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series B Preferred Stock subject to conversion into common stock, as part of the conversion amount.

Conversion Rights of Series B Preferred Stock. A holder of Series B Preferred Stock shall have the right to convert the Series B Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to the lower of (i) $2,400 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice (as adjusted for stock splits, share combinations and similar transactions).

Conversions of Series B Preferred Stock

During the first and second quarters of 2015, 350,000 of the Series B Preferred Stock and 24,500 shares of Series B Preferred Stock issued as dividends were converted into 1,523 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $125,000, and the $54,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $474,000 and as result, the Company recorded $295,000 of dividends and deemed dividend.

Related Party Extinguishment

On December 30, 2014, the Company received a $245,000 loan from George Schmitt, the Company’s Chairman of the Board and Chief Executive Officer. This amount was recorded as a due to related parties on the consolidated balance sheet. On January 8, 2015, the Company repaid $100,000 of the $245,000 due to related party balance owed to Mr. Schmitt. On January 29, 2015 and February 13, 2015, the Company received an aggregate $700,000 from certain family members of Mr. Schmitt. This amount was recorded in due to related parties on the consolidated balance sheet. On February 23, 2015, Mr. Schmitt transferred the remaining balance of his $145,000 loan to certain family members bringing the total the Company owed to Mr. Schmitt’s family members to $845,000. See Note 17 for additional details.

On February 23, 2015, the Company issued 845,000 shares of Series B Preferred Stock, 45 shares of common stock, and warrants to purchase an aggregate 353 shares of common stock exercisable for five years at a price of $2,400 per share in full settlement and extinguishment of the $845,000 due to related parties. The grand date fair value of the consideration issued by the Company on the settlement date approximated the $845,000 due to related parties that was settled. Upon certain fundamental events, the warrants could be redeemed by the holders of the warrants at fair market value estimated using Black Scholes. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

On February 23, 2015, 845,000 of the Series B Preferred Stock were converted into 1,857 shares of common stock. As a result of the conversion, the preferred stock value of $703,000, net of discounts was reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $1,003,000 and as result, the Company recorded $300,000 of dividends and deemed dividend.

February 2016 Financing

On February 29, 2016, the Company closed a public offering of 29,639 Units, at a price of $120.00 per Unit, each of which consists of one share of Series B Preferred Stock (as amended) and 0.5 of a Warrant to purchase one share of its common stock at an exercise price of $25.20 per Warrant. The Company received approximately $3,557,000 in gross proceeds from the offering, and incurred costs of $604,000 which were included in temporary equity on the grant date. Roth Capital Partners acted as sole placement agent for the offering. As further discussed in Note 12, the warrants issued in connection with the February 2016 Financing contain provisions permitted the holders to net cash settle upon certain events at the Company. As such, the warrants were accounted for as derivative liabilities. Of the total gross proceeds received by the Company, $231,000 were allocated to the fair value of the warrant liabilities on the date of the transaction.

In connection with the February 2016 offering, the Company repaid $1,030,611 in principal on its 5% and 8% convertible notes, and paid, $48,113 interest and $377,935 in prepayment penalties to the note holders. All of the Company’s obligations under the 8% and 5% Convertible Notes have been extinguished.

From March 1, 2016 to December 31, 2016, all of the Company’s outstanding shares of the Series B Preferred Stock have been converted into 326,294 shares of common stock. As of December 31, 2016, none of the Series B Preferred Stock remains outstanding. As a result of the conversion, the Company recorded contractual and deemed dividends of $1,808,000, which represents the difference in the fair value of the common stock issued ($4,530,000) and original net carrying value of the preferred stock converted ($2,772,000).

Series C Convertible Preferred Stock

On February 24, 2015, the Company entered into a purchase agreement, pursuant to which the Company sold to institutional investors, 1,800,000 shares of the Company’s Series C Preferred Stock, par value $0.00001 per share (the “Series C Preferred Stock”) and warrants to purchase 750 shares of the Company’s common stock for a purchase price of $1,800,000 (the “Series C Financing”). The Company also issued 99 shares of its common stock with a grant date value of approximately $53,000 in consideration of the investors’ execution and delivery of the purchase agreement. The Company paid offering costs of $84,000 in connection issuance of the Series C Preferred Stock.

The warrants are exercisable immediately for a period of five years from their issue date. The exercise price with respect to the warrants is $2,400 per share which was subsequently lowered to $1,380 as of June 11, 2015. The exercise price for the warrants is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. In addition, the warrants also contain a net cash settlement provision whereby, upon certain fundamental events, the holders could put the warrants back to the Company for cash.

On July 20, 2015, and effective June 11, 2015, the Company amended the warrants issued to investors of the Series C Preferred Stock to lower the exercise price from $2,400 per share to $1,380 per share. The change in fair value of the warrant liabilities was measured on the date of modification was not material to the Company’s results of operations.

Liquidation Preference of Series C Preferred Stock

The Series C Preferred Stock rank pari passu with our Series A Preferred Stock and our Series B Preferred Stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company and have the same terms and preferences as the Series A and Series B Preferred Stock except for the following:

Dividends on Series C Preferred Stock

Holders of Series C Preferred Stock shall be entitled to receive from the first date of issuance of the Series C Preferred Stock cumulative dividends at a rate of 7.0% per annum on a compounded basis. The Company shall have the right to pay dividends in cash or shares of common stock on the Maturity Date or in cash on any applicable redemption date or, with respect to Series C Preferred Stock subject to conversion into common stock, as part of the conversion amount.

Conversion Rights of Series C Preferred Stock

Upon the occurrence of certain triggering events (including the Series C Preferred Stock or common stock underlying the Series C Preferred Stock is not freely tradeable without restriction; the failure of the common stock to be listed on the NASDAQ Capital Market or other national securities exchange; and bankruptcy, insolvency, reorganization or liquidation proceedings instituted against the Company shall not be dismissed in thirty (30) days or the voluntary commencement of such proceedings by the Company), the holder of Preferred Stock shall have the right to require the Company, by written notice, to redeem all or any of the shares of Series C Preferred Stock at a price equal to the greater of (i) 125% of the conversion amount to be redeemed and (ii) the product of (a) the conversion amount divided by the lower of (x) $2,400 or (y) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice multiplied by (b) 125% of the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the date the Company makes the entire redemption payment to the holder of Series C Preferred Stock.

Conversions of Series C Preferred Stock

During the first and second quarters of 2015, 1,800,000 shares of the Series C Preferred Stock and 126,000 shares of the Series C Preferred Stock issued as dividends were converted into 7,888 shares of common stock. As a result of the conversion, the preferred stock value, net of discounts of $943,000, and the $245,000 derivative liability arising from the conversion feature were reclassified to stockholders’ equity. The aggregate grant date fair value of the common stock issued upon conversion was $3,189,000 and as result, the Company recorded $2,001,000 of dividends and deemed dividend.

Series D Convertible Preferred Stock

As previously disclosed in Note 3, in connection with the acquisition of IMT, the Company is obligated to issue to IMT an amount of Series D Convertible Shares equal to at least $2,500,000. On the date the Asset Purchase Modification Agreement was completed, the fair value of the obligation to IMT was determined to be $2,500,000 and was included in Series D Preferred Stock Issuable on the consolidated balance sheet. During the year ended December 31, 2016, the Company issued 5,750,000 shares of its Series D Preferred Stock, of which 5,750,000 shares were then converted into 479,159 shares of the Company’s common stock. Through the sale of such shares, the principal has been reduced by approximately $1,602,000, leaving a principal balance of approximately $898,000.

Pursuant to the Asset Purchase Modification Agreement, the Company is required to issue Series D Shares to IMT on an on-going basis until IMT realizes cash proceeds of at least $2,500,000. If IMT does not realize Cash Proceeds of at least $2,500,000 by December 31, 2016, the Company will be required to either issue additional shares of common stock to IMT, or otherwise raise additional funds to cover the shortfall. The Company has accrued $1,669,000 in connection with the potential shortfall as within other expenses in the consolidated statement of operations for the year ended December 31, 2016 and within accrued expenses on the consolidated balance sheets as of December 31, 2016. Interest expense recorded for the year ended December 31, 2016 was $137,000.

The reduction in additional paid in capital in the amount of $2,479,000 represents the difference between the $3,250,000 of Series D Convertible Preferred Stock converted into common shares at a value of $771,000. The value of the common stock issued was based on the fair value of the stock determined by actual trading price quotes at the time of issuance.

Stated Value

The stated value of the Series D Convertible Preferred Stock (the “Series D Preferred Stock”) is $1.00 per share.

Ranking

The Series D Preferred Stock shall rank junior to the Series B Preferred Stock, $0.00001 par value per share, of the Company in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution or winding up of the Company. The Series D Preferred Stock will rank senior to all of the Company’s common stock and other classes of capital stock with respect to dividend rights and/or rights upon distributions, liquidation, dissolution or winding up of the Company, other than to the Series B Preferred Stock and any class of parity stock that the holders of a majority of the outstanding shares of Series D Preferred Stock consent to the creation of.

Liquidation Preference of Preferred Stock

Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, before the payment of any amount to the holder of shares of junior stock, but pari passu with any parity stock, the holders of Preferred Stock are entitled to receive the amount equal to the greater of (i) the stated value of the Series D Preferred Stock or (ii) the amount the holder of Series D Preferred Stock would receive if such holder converted the Series D Preferred Stock into common stock immediately prior to the date of the liquidation event, including accrued and unpaid dividends.

Conversion Rights of Preferred

A holder of Series D Preferred Stock shall have the right to convert the Series D Preferred Stock, in whole or in part, upon written notice to the Company at a conversion price equal to $1.20 per share, which is adjusted for any share dividend, share split, share combination, reclassification or similar transaction that proportionately decreases or increases the common stock.

Voting Rights

Except with respect to certain material changes in the terms of the Series D Preferred Stock and certain other matters, and except as may be required by Delaware law, holders of Preferred Stock shall have no voting rights. The approval of a majority of the holders of the Series D Preferred Stock is required to amend the Certificate of Designations.

Series E Convertible Preferred Stock

Our board of directors has designated up to 5,000 shares of the 10,000,000 authorized shares of preferred stock as Series E Convertible Preferred Stock. When issued, the shares of Series E Preferred will be validly issued, fully paid and non-assessable. Each share of Series E Preferred will have a stated value of $1,000 per share. In connection with our December 2016 financing we issued 2,400 shares Series E Convertible Preferred Stock which was immediately converted into 1,200,000 shares of common stock after closing. See Note 14.

Rank.

The Series E Preferred will rank on parity to our common stock.

Conversion.

Each share of the Series E Preferred is convertible into shares of our common stock (subject to adjustment as provided in the related certificate of designation of preferences, rights and limitations) at any time at the option of the holder at a conversion price of not less than 100% of the public offering price of the common stock. Holders of Series E Preferred will be prohibited from converting Series E Preferred into shares of our common stock if, as a result of such conversion, the holder, together with its affiliates, would own more than 4.99% of the total number of shares of our common stock then issued and outstanding. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days after such notice to us.

Liquidation Preference.

In the event of our liquidation, dissolution or winding-up, holders of Series E Preferred will be entitled to receive an amount equal to the stated value per share before any distribution shall be made to the holders of any junior securities, and then will be entitled to receive the same amount that a holder of common stock would receive if the Series E Preferred were fully converted into shares of our common stock at the conversion price (disregarding for such purposes any conversion limitations) which amounts shall be paid pari passu with all holders of common stock.

Voting Rights.

Shares of Series E Preferred will generally have no voting rights, except as required by law and except that the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred is required to, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred, (b) amend our certificate of incorporation or other charter documents in any manner that materially adversely affects any rights of the holders, (c) increase the number of authorized shares of Series E Preferred, or (d) enter into any agreement with respect to any of the foregoing.

Dividends.

Shares of Series E Preferred will not be entitled to receive any dividends, unless and until specifically declared by our board of directors. The holders of the Series E Preferred will participate, on an as-if-converted-to-common stock basis, in any dividends to the holders of common stock.

Redemption.

We are not obligated to redeem or repurchase any shares of Series E Preferred. Shares of Series E Preferred are not otherwise entitled to any redemption rights or mandatory sinking fund or analogous fund provisions.